Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net sales	$ 28,207,091	$ 26,225,764	$ 51,786,084	$ 47,921,629
Cost of sales	26,371,376	23,476,533	47,776,477	42,410,244
Gross profit	1,835,715	2,749,231	4,009,607	5,511,385
Selling, general and administrative expenses	2,328,127	2,127,186	4,638,204	4,397,614
Operating income (loss)	(492,412)	622,045	(628,597)	1,113,771
Interest expense	(228,008)	(207,488)	(451,422)	(476,670)
Gain (loss) on sale of asset	968	11,724	1,947	20,689
Other income and expense, net	(227,040)	(195,764)	(449,475)	(455,981)
Net income (loss) before income taxes	(719,452)	426,281	(1,078,072)	657,790
Income tax expense (benefit)	(336,629)	166,107	(481,956)	281,025
Net income (loss)	$ (382,823)	$ 260,174	$ (596,116)	$ 376,765
Weighted average shares outstanding
Basic	9,380,577	9,380,577	9,380,577	7,961,212
Diluted	9,396,320	9,384,660	9,403,354	7,962,165
Net income (loss) per share
Basic	$ (0.04)	$ 0.03	$ (0.06)	$ 0.05
Diluted	$ (0.04)	$ 0.03	$ (0.06)	$ 0.05